Revenue Information - Schedule of Deferred Revenue Movement (Details) - Deferred Revenue [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Revenue Movement [Line Items]
Deferred revenue, beginning balance	$ 1,339,954	$ 1,127,105
Deferred revenue, additions	3,294,445	5,583,103
Deferred revenue, Revenue recognised	(2,815,778)	(4,472,566)
Deferred revenue, FX rate adjustment	(266,547)	(897,688)
Deferred revenue, ending balance	1,552,074	1,339,954
Deferred Revenue [Member]
Schedule of Deferred Revenue Movement [Line Items]
Deferred revenue, beginning balance	1,339,954	1,127,105
Deferred revenue, additions	3,294,445	5,583,103
Deferred revenue, Revenue recognised	(2,815,778)	(4,472,566)
Deferred revenue, FX rate adjustment	(266,547)	(897,688)
Deferred revenue, ending balance	$ 1,552,074	$ 1,339,954